Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2014
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements

10. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income/ (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in the accompanying unaudited interim condensed consolidated statement of operations. Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company has entered in the past into forward freight agreements ("FFA") and foreign currency forward contracts in order to manage risks associated with fluctuations in charter rates and foreign currencies, respectively. All of the Company's derivative transactions are entered into for risk management purposes.

As of June 30, 2014, the Company had outstanding 26 interest rate swaps of $2.7 billion notional amount, maturing from September 2014 through November 2017.

 Fair Values of Derivative Instruments in the Statement of Financial Position:

		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2013	2014		2013	2014
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments - current assets	$-	$-	Financial instruments-current liabilities	$47,740	$41,592
Interest rate swaps	Financial instruments-non-current assets	14,741	10,395	Financial instruments - non-current liabilities	26,086	17,030

Total derivatives not designated as hedging instruments		$14,741	$10,395		$73,826	$58,622
Total derivatives		$14,741	$10,395	Total derivatives	$73,826	$58,622

During the six-month periods ended June 30, 2013 and 2014, the losses transferred from accumulated other comprehensive loss to the unaudited interim condensed consolidated statements of operations were $276 and $277, respectively. The estimated net amount of existing losses at June 30, 2014, that will be reclassified into earnings within the next twelve months related with previously designated cash flow hedges is $554.

		Amount of Gain/(Loss)
		Six month period ended June 30,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2013	2014
Interest rate swaps	Gain/(Loss) on interest rate swaps	$23,478	$(12,403)
Total		$23,478	$(12,403)

The carrying amounts of cash and cash equivalents, restricted cash current, trade accounts receivable, accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The carrying value of non-current restricted cash receiving floating interest rate approximates the fair value, the fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The Convertible Senior Notes, the OCR UDW Notes and the Drill Rigs Notes, have a fixed rate and their estimated fair values were determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The fair value of the loan that has a fixed rate is estimated through Level 2 inputs of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Convertible Senior Notes, 9.5% Senior Unsecured Notes, Drill Rigs Notes and loans at December 31, 2013, were approximately $700,000, $531,250, $863,504 and $1,951,790, respectively, compared to a carrying amount net of financing fees of $649,966, $493,915, $784,485 and $1,839,170, respectively. The estimated fair value of the above Convertible Senior Notes, 7.25% Senior Unsecured Notes, Drill Rigs Notes and loans at June 30, 2014, is approximately $691,250, $501,250, $828,000, and $1,826,474, respectively compared to a carrying amount net of financing fees of $676,201, $491,451, $786,306 and $1,831,254, respectively.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	June 30, 2014	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$10,395	$-	$10,395	$-
Interest rate swaps - liability position	$(58,622)	$-	$(58,622)	$-
Total	$(48,227)	$-	$(48,227)	$-

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.

		Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long lived assets held and used		$-	$(71,000)	$-	$(43,490)
Total		$-	$(71,000)	$-	$(43,490)

In accordance with the provisions of relevant guidance, four newbuildings with a carrying amount of $43,490 were written down to their fair values as determined based on the agreed sale price, resulting in an impairment charge of $43,490, which was included in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2013 (Note 6).